LOANS, Impaired loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	$ 6,595	$ 9,010
Recorded investment with no allowance	4,589	5,186
Recorded investment with allowance	1,768	2,829
Related allowance	248	914
Average recorded investment	9,003	7,547
Interest income recognized	230	295
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	3,753	5,312
Recorded investment with no allowance	3,623	4,492
Recorded investment with allowance	0	152
Related allowance	0	35
Average recorded investment	4,991	4,664
Interest income recognized	102	170
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	4	2,920
Recorded investment with no allowance	4	2,253
Recorded investment with allowance	0	0
Related allowance	0	0
Average recorded investment	1,049	2,307
Interest income recognized	0	54
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance		43
Recorded investment with no allowance		43
Recorded investment with allowance		0
Related allowance		0
Average recorded investment	32	19
Interest income recognized	0	1
Commercial Real Estate [Member] | Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance		153
Recorded investment with no allowance		153
Recorded investment with allowance		0
Related allowance		0
Average recorded investment	163	119
Interest income recognized	0	1
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	3,721	2,159
Recorded investment with no allowance	3,591	2,006
Recorded investment with allowance	0	152
Related allowance	0	35
Average recorded investment	3,614	2,178
Interest income recognized	102	114
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	28	37
Recorded investment with no allowance	28	37
Recorded investment with allowance	0	0
Related allowance	0	0
Average recorded investment	133	41
Interest income recognized	0	0
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	766	2,243
Recorded investment with no allowance	25	130
Recorded investment with allowance	741	1,865
Related allowance	144	840
Average recorded investment	1,580	1,405
Interest income recognized	57	84
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	1,924
Recorded investment with no allowance	835
Recorded investment with allowance	1,026
Related allowance	103
Average recorded investment	2,288	1,179
Interest income recognized	67	23
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	1,040	1,117
Recorded investment with no allowance	165	226
Recorded investment with allowance	811	812
Related allowance	24	39
Average recorded investment	1,619	1,179
Interest income recognized	55	23
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	884
Recorded investment with no allowance	670
Recorded investment with allowance	215
Related allowance	79
Average recorded investment	669	0
Interest income recognized	12	0
Home Equity Lines [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	151	338
Recorded investment with no allowance	106	338
Recorded investment with allowance	0	0
Related allowance	0	0
Average recorded investment	143	260
Interest income recognized	4	18
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Unpaid contractual principal balance	1
Recorded investment with no allowance	0
Recorded investment with allowance	1
Related allowance	1
Average recorded investment	1	39
Interest income recognized	$ 0	$ 0